Tax Matters - Temporary Differences (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 5,616	€ 6,416	€ 6,682
Deferred tax liabilities	2,602	2,620	€ 2,908
Deferred tax liabilities (assets) offset	(2,536)	(2,303)
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	244	208
Deferred tax liabilities	1,712	1,678
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	350	421
Deferred tax liabilities	1,204	1,028
Personnel commitments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,577	1,493
Deferred tax liabilities	11	12
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	817	693
Deferred tax liabilities	403	514
Investments in subsidiaries, associates and other shareholdings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	278	268
Inventories and receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	308	288
Deferred tax liabilities	6	12
Rights of use
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	59	29
Deferred tax liabilities	1,093	918
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,068	909
Other concepts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	187	489
Deferred tax liabilities	431	493
Total deferred tax assets/ liabilities for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,610	4,530
Deferred tax liabilities	5,138	4,923
Total temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,074	2,227
Deferred tax liabilities	€ 2,602	€ 2,620